Pledged Assets and Collateral, Pledged Assets (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		$ 121,205	$ 97,302
Available-for-sale debt securities		162,978	130,448
Held-to-maturity debt securities		234,948	262,708
Total loans		912,745	936,682
Equity securities		60,644	57,336
Assets	[1]	1,929,845	1,932,468
Asset pledged as collateral [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		904,134	832,045
Pledged to counterparties that had the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		86,142	62,537
Available-for-sale debt securities		3,078	5,055
Equity securities		9,774	2,683
All other assets		461	495
Assets		99,455	70,770
Pledged to counterparties that did not have the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		5,121	2,757
Available-for-sale debt securities		97,025	64,511
Held-to-maturity debt securities		213,829	246,218
Total loans		485,701	445,092
Equity securities		2,150	1,502
All other assets		853	1,195
Assets		$ 804,679	$ 761,275

[1]	Our consolidated assets at December 31 2024 and 2023, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Loans, $11.2 billion and $4.9 billion; all other assets, $671 million and $435 million; and Total assets, $11.9 billion and $5.3 billion, respectively.